Subsequent Events	3 Months Ended
Mar. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 18 – Subsequent Events

On June 28, 2022, the Company and the holders of its Senior Convertible Notes agreed, subject to release of signatures from escrow conditioned solely on the pricing of the Company’s unit offering, to an amendment and waiver agreement pursuant to which the Company and the holders would amend the Securities Purchase Agreement under which the holders purchased the Senior Convertible Notes to add covenants of the Company such that (a) the Company will be subject to a daily cash test beginning on July 1, 2022 of having an available cash balance of at least $7 million, which amount shall be reduced by $1 million on each of the dates at which the aggregate principal due upon the Convertible Notes is equal to or less than $14 million and $11 million, subject in all cases to a minimum of $5 million, and (b) the Company will establish and maintain bank accounts for each holder and deposit in such accounts an aggregate amount of $7 million with such amount to be released from the accounts only upon the written consent of such holder, provided that $1 million will automatically release from the accounts upon the occurrence of each of the dates at which the aggregate principal due upon the Convertible Notes is equal to or less than $14 million and $11 million, so long as no Equity Condition Failure then exists. Further the holders of the Convertible Notes would waive provisions of the Senior Convertible Notes such that (i) no amortization payments are due and payable by the Company for any payments previously required to be made by the Company from July 1, 2022 through January 1, 2023, (ii) the holders of the Convertible Notes will not accelerate any previously deferred installment amounts under the Convertible Notes until January 1, 2023 and (iii) the terms of the Convertible Notes which would provide for reset of the conversion price of the Convertible Notes as a result of the issuance of securities under this prospectus and instead agree to a reset of the conversion price equal to a per share price of 135% of the pr unit offering price in this offering.

On May 27, 2022, the Company filed an amendment to its Amended and Restated Certificate of Incorporation to amend Article 4 thereof to increase the number of authorized shares of common stock, par value $0.001, from 75,000,000 shares to 150,000,000 shares.

On May 25, 2022, the stockholders of the Company approved an amendment to the Company’s Amended and Restated 2019 Long Term Incentive Plan (the “Incentive Plan”) to increase the number of shares available under the Incentive Plan by 2,934,962 shares of common stock of the Company.

On May 24, 2022, the Company received a letter from the Listing Qualifications Staff of The Nasdaq Stock Market LLC (“Nasdaq”) indicating that, based upon the closing bid price of the Company’s common stock, par value $0.0001 per share (“Common Stock”), for the last 30 consecutive business days, the Company is not currently in compliance with the requirement to maintain a minimum bid price of $1.00 per share for continued listing on The Nasdaq Capital Market, as set forth in Nasdaq Listing Rule 5550(a)(2) (the “Notice”).

The Notice has no immediate effect on the continued listing status of the Company’s Common Stock on The Nasdaq Capital Market, and, therefore, the Company’s listing remains fully effective.

The Company is provided a compliance period of 180 calendar days from the date of the Notice, or until November 21, 2022, to regain compliance with the minimum closing bid requirement, pursuant to Nasdaq Listing Rule 5810(c)(3)(A). If at any time before November 21, 2022, the closing bid price of the Company’s Common Stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, subject to Nasdaq’s discretion to extend this period pursuant to Nasdaq Listing Rule 5810(c)(3)(G) to 20 consecutive business days, Nasdaq will provide written notification that the Company has achieved compliance with the minimum bid price requirement, and the matter would be resolved. If the Company does not regain compliance during the compliance period ending November 21, 2022, then Nasdaq may grant the Company a second 180 calendar day period to regain compliance, provided the Company meets the continued listing requirement for market value of publicly-held shares and all other initial listing standards for The Nasdaq Capital Market, other than the minimum closing bid price requirement, and notifies Nasdaq of its intent to cure the deficiency.

On May 23, 2022, we entered into an amending agreement (the “Amendment”) to the Amended and Restated Stock Purchase Agreement, dated as of October 1, 2021 (the “Original Agreement”), by and among the Company, The Nav People, Inc., a Delaware corporation d/b/a “365 Cannabis”) (the “365 Cannabis”) and Matthew Dredge, Ian Humphries, Jeff Kiehn, David Walker and Quartermain Investment Holdings Ltd. (collectively, the “Sellers”).

Pursuant to the Amendment, Section 2.04(a) of the Original Agreement was amended to provide that the Sellers could elect to have the potential earn-out payment described therein paid in cash or in shares of the Company or in any combination thereof. The Original Agreement previously had provided that the Company could elect whether to pay the earn-out payment in cash or in shares of the Company. Under the Amendment, if a Seller elects to have any portion of the earn-out payment paid in cash such amount payable will be reduced by 25%. Further, Section 2.04(b) of the Original Agreement was amendment to reflect the administrative handling of the earn-out payment to the Sellers in cash or shares of the Company.

Pursuant to the Amendment, Section 2.06 of the Original Agreement was amended to require that $100,000 the Second Post-Closing Payment (as defined in the Original Agreement) will be made at the end of June 2022 on the same day on which the Buyer’s end-of-month payroll is run and on each of the next four months thereafter, in each such month on the same day on which the Buyer’s end-of-month payroll is run.